Reserves for Losses and Adjustment Expenses Short-duration Insurance Contracts, Claims by Accident Year (Details)	Dec. 31, 2022 USD ($) Integer	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Claims Development [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	$ 3,151,600,000	$ 4,484,000,000
Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,772,500,000
Cumulative paid claims and allocated claim adjustment expense, Net	1,513,500,000
All outstanding liabilities for 2013 and subsequent years, net of reinsurance	259,000,000.0
All outstanding liabilities before 2013, net of reinsurance	0
Liability for claims and claim adjustment expenses, net of reinsurance	259,000,000.0	289,300,000
Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,417,100,000
Cumulative paid claims and allocated claim adjustment expense, Net	959,800,000
All outstanding liabilities for 2013 and subsequent years, net of reinsurance	457,300,000
All outstanding liabilities before 2013, net of reinsurance	0
Liability for claims and claim adjustment expenses, net of reinsurance	457,300,000	725,600,000
Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,929,200,000
Cumulative paid claims and allocated claim adjustment expense, Net	1,765,500,000
All outstanding liabilities for 2013 and subsequent years, net of reinsurance	163,700,000
All outstanding liabilities before 2013, net of reinsurance	0
Liability for claims and claim adjustment expenses, net of reinsurance	163,700,000	427,900,000
Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,970,000,000
Cumulative paid claims and allocated claim adjustment expense, Net	1,298,100,000
All outstanding liabilities for 2013 and subsequent years, net of reinsurance	671,900,000
All outstanding liabilities before 2013, net of reinsurance	0
Liability for claims and claim adjustment expenses, net of reinsurance	671,900,000	808,700,000
Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	2,854,500,000
Cumulative paid claims and allocated claim adjustment expense, Net	2,176,600,000
All outstanding liabilities for 2013 and subsequent years, net of reinsurance	677,900,000
All outstanding liabilities before 2013, net of reinsurance	0
Liability for claims and claim adjustment expenses, net of reinsurance	677,900,000	784,900,000
Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,628,700,000
Cumulative paid claims and allocated claim adjustment expense, Net	1,057,100,000
All outstanding liabilities for 2013 and subsequent years, net of reinsurance	571,600,000
All outstanding liabilities before 2013, net of reinsurance	0
Liability for claims and claim adjustment expenses, net of reinsurance	571,600,000	975,300,000
Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	2,344,800,000
Cumulative paid claims and allocated claim adjustment expense, Net	1,994,600,000
All outstanding liabilities for 2013 and subsequent years, net of reinsurance	350,200,000
All outstanding liabilities before 2013, net of reinsurance	0
Liability for claims and claim adjustment expenses, net of reinsurance	350,200,000	472,300,000
Accident Year 2013 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	106,100,000	102,100,000	$ 109,500,000	$ 109,300,000	$ 109,000,000.0	$ 110,900,000	$ 109,900,000	$ 114,200,000	$ 114,400,000	$ 126,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	0
Cumulative paid claims and allocated claim adjustment expense, Net	$ 106,100,000	106,800,000	107,900,000	107,600,000	105,800,000	103,000,000.0	98,600,000	86,800,000	73,700,000	37,500,000
Accident Year 2013 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	86,700,000	107,800,000	100,000,000.0	101,400,000	101,100,000	99,800,000	116,800,000	111,600,000	112,800,000	128,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	3,392
Cumulative paid claims and allocated claim adjustment expense, Net	$ 86,700,000	84,000,000.0	83,900,000	82,000,000.0	77,900,000	65,900,000	51,200,000	38,200,000	25,100,000	2,100,000
Accident Year 2013 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	319,700,000	346,500,000	338,700,000	343,600,000	345,000,000.0	331,500,000	324,300,000	340,700,000	332,100,000	319,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	4,179
Cumulative paid claims and allocated claim adjustment expense, Net	$ 319,700,000	309,000,000.0	309,300,000	299,100,000	283,100,000	263,500,000	234,100,000	203,900,000	130,900,000	41,200,000
Accident Year 2013 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	82,900,000	101,000,000.0	95,100,000	88,800,000	89,900,000	98,600,000	99,600,000	103,100,000	98,700,000	104,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	606
Cumulative paid claims and allocated claim adjustment expense, Net	$ 82,900,000	79,900,000	76,400,000	73,200,000	71,100,000	62,800,000	64,600,000	30,600,000	20,600,000	7,900,000
Accident Year 2013 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	156,300,000	159,500,000	162,900,000	165,800,000	168,500,000	171,700,000	173,100,000	184,100,000	193,700,000	212,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	832
Cumulative paid claims and allocated claim adjustment expense, Net	$ 156,300,000	156,000,000.0	156,000,000.0	161,600,000	160,100,000	158,600,000	154,100,000	142,600,000	95,700,000	33,900,000
Accident Year 2013 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	151,900,000	191,600,000	197,900,000	200,300,000	197,700,000	202,300,000	219,100,000	221,600,000	226,700,000	211,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,700
Cumulative paid claims and allocated claim adjustment expense, Net	$ 151,900,000	144,200,000	137,900,000	126,000,000.0	113,500,000	91,800,000	64,400,000	42,300,000	15,700,000	3,400,000
Accident Year 2013 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	98,100,000	104,800,000	108,300,000	111,600,000	111,900,000	115,700,000	116,300,000	127,700,000	135,700,000	140,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	579
Cumulative paid claims and allocated claim adjustment expense, Net	$ 98,100,000	98,100,000	99,000,000.0	99,300,000	98,400,000	98,400,000	91,400,000	84,400,000	68,700,000	$ 24,300,000
Accident Year 2014 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	131,100,000	125,200,000	130,100,000	130,700,000	132,200,000	133,000,000.0	132,400,000	154,900,000	162,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	9,949
Cumulative paid claims and allocated claim adjustment expense, Net	$ 131,100,000	129,900,000	128,700,000	127,300,000	126,000,000.0	122,000,000.0	112,500,000	85,200,000	39,900,000
Accident Year 2014 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	107,400,000	137,900,000	131,800,000	134,900,000	131,000,000.0	124,000,000.0	134,200,000	122,600,000	139,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	3,914
Cumulative paid claims and allocated claim adjustment expense, Net	$ 107,400,000	104,000,000.0	105,400,000	93,100,000	70,100,000	57,300,000	31,500,000	12,600,000	2,500,000
Accident Year 2014 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	279,100,000	317,600,000	300,700,000	311,400,000	304,500,000	308,900,000	297,200,000	312,200,000	308,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	4,058
Cumulative paid claims and allocated claim adjustment expense, Net	$ 279,100,000	274,200,000	261,700,000	249,500,000	231,300,000	208,600,000	188,100,000	116,000,000.0	53,200,000
Accident Year 2014 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	118,900,000	124,300,000	118,800,000	118,000,000.0	128,900,000	117,700,000	127,400,000	128,800,000	133,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	794
Cumulative paid claims and allocated claim adjustment expense, Net	$ 118,900,000	102,300,000	90,900,000	84,000,000.0	78,500,000	71,100,000	52,700,000	30,200,000	2,800,000
Accident Year 2014 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	138,100,000	140,100,000	141,200,000	141,100,000	145,900,000	145,700,000	157,100,000	172,600,000	185,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	900
Cumulative paid claims and allocated claim adjustment expense, Net	$ 138,100,000	137,800,000	137,600,000	136,000,000.0	137,400,000	133,700,000	124,400,000	98,500,000	36,900,000
Accident Year 2014 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	144,700,000	191,100,000	198,000,000.0	202,100,000	199,000,000.0	205,500,000	212,300,000	204,000,000.0	201,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,843
Cumulative paid claims and allocated claim adjustment expense, Net	$ 144,700,000	133,000,000.0	123,400,000	105,900,000	85,400,000	59,600,000	37,400,000	13,600,000	2,500,000
Accident Year 2014 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	105,400,000	116,600,000	118,000,000.0	122,200,000	123,600,000	120,800,000	129,500,000	137,500,000	149,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	622
Cumulative paid claims and allocated claim adjustment expense, Net	$ 105,400,000	104,400,000	102,500,000	100,900,000	98,000,000.0	87,800,000	79,800,000	55,200,000	$ 16,200,000
Accident Year 2015 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	189,200,000	179,600,000	193,900,000	196,900,000	196,300,000	193,900,000	199,000,000.0	233,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	11,549
Cumulative paid claims and allocated claim adjustment expense, Net	$ 189,200,000	190,400,000	188,900,000	190,100,000	174,100,000	165,100,000	138,300,000	56,300,000
Accident Year 2015 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	197,200,000	250,400,000	228,300,000	230,100,000	197,500,000	180,500,000	217,900,000	197,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	4,775
Cumulative paid claims and allocated claim adjustment expense, Net	$ 197,200,000	174,500,000	163,600,000	135,000,000.0	90,200,000	55,100,000	16,400,000	3,000,000.0
Accident Year 2015 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	302,700,000	327,300,000	309,900,000	307,200,000	283,700,000	279,300,000	297,000,000.0	295,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	4,076
Cumulative paid claims and allocated claim adjustment expense, Net	$ 302,700,000	277,500,000	255,500,000	220,000,000.0	192,100,000	172,700,000	122,500,000	44,600,000
Accident Year 2015 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	163,900,000	189,900,000	183,000,000.0	188,000,000.0	187,100,000	183,100,000	173,400,000	171,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,085
Cumulative paid claims and allocated claim adjustment expense, Net	$ 163,900,000	144,100,000	137,600,000	108,800,000	88,600,000	69,500,000	43,100,000	13,500,000
Accident Year 2015 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	160,600,000	177,200,000	168,900,000	168,900,000	153,500,000	173,800,000	183,700,000	210,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,048
Cumulative paid claims and allocated claim adjustment expense, Net	$ 160,600,000	159,500,000	155,900,000	153,600,000	136,700,000	124,200,000	93,600,000	35,600,000
Accident Year 2015 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	135,100,000	198,800,000	203,700,000	207,500,000	209,800,000	207,300,000	197,600,000	191,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	2,038
Cumulative paid claims and allocated claim adjustment expense, Net	$ 135,100,000	121,400,000	107,300,000	88,400,000	64,700,000	37,800,000	17,500,000	3,300,000
Accident Year 2015 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	132,500,000	150,000,000.0	150,000,000.0	154,500,000	155,900,000	161,100,000	166,400,000	163,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	774
Cumulative paid claims and allocated claim adjustment expense, Net	$ 132,500,000	131,700,000	131,700,000	128,700,000	119,900,000	102,500,000	55,200,000	$ 17,300,000
Accident Year 2016 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	244,800,000	233,400,000	242,500,000	241,300,000	240,000,000.0	245,000,000.0	233,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	10,773
Cumulative paid claims and allocated claim adjustment expense, Net	$ 244,800,000	233,700,000	228,600,000	219,200,000	198,100,000	166,100,000	65,700,000
Accident Year 2016 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	163,300,000	247,400,000	195,100,000	184,200,000	177,600,000	182,500,000	211,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	4,818
Cumulative paid claims and allocated claim adjustment expense, Net	$ 163,300,000	128,800,000	106,100,000	79,700,000	38,600,000	22,000,000.0	4,000,000.0
Accident Year 2016 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	199,200,000	224,300,000	217,700,000	227,900,000	227,500,000	229,000,000.0	258,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	4,431
Cumulative paid claims and allocated claim adjustment expense, Net	$ 199,200,000	197,300,000	189,500,000	163,100,000	141,300,000	81,900,000	30,800,000
Accident Year 2016 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	163,200,000	189,000,000.0	182,900,000	199,700,000	213,700,000	209,300,000	188,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,244
Cumulative paid claims and allocated claim adjustment expense, Net	$ 163,200,000	133,800,000	124,600,000	128,700,000	100,700,000	70,700,000	14,800,000
Accident Year 2016 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	229,800,000	230,100,000	237,700,000	242,100,000	263,200,000	264,600,000	264,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,307
Cumulative paid claims and allocated claim adjustment expense, Net	$ 229,800,000	230,700,000	224,400,000	211,600,000	200,900,000	160,500,000	55,800,000
Accident Year 2016 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	174,600,000	258,500,000	258,500,000	251,000,000.0	241,000,000.0	241,400,000	229,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	2,153
Cumulative paid claims and allocated claim adjustment expense, Net	$ 174,600,000	145,300,000	124,600,000	94,800,000	62,900,000	32,900,000	8,900,000
Accident Year 2016 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	197,600,000	218,800,000	222,600,000	227,600,000	234,600,000	236,600,000	235,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	938
Cumulative paid claims and allocated claim adjustment expense, Net	$ 197,600,000	201,800,000	191,800,000	181,700,000	163,900,000	149,500,000	$ 58,200,000
Accident Year 2017 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	247,700,000	280,900,000	248,100,000	246,800,000	253,700,000	290,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	9,717
Cumulative paid claims and allocated claim adjustment expense, Net	$ 247,700,000	242,100,000	237,900,000	217,200,000	185,000,000.0	95,000,000.0
Accident Year 2017 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	154,400,000	234,600,000	190,500,000	173,400,000	169,900,000	176,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	5,495
Cumulative paid claims and allocated claim adjustment expense, Net	$ 154,400,000	110,300,000	93,400,000	51,200,000	22,300,000	3,400,000
Accident Year 2017 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	205,300,000	231,500,000	213,700,000	206,200,000	199,900,000	209,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	6,059
Cumulative paid claims and allocated claim adjustment expense, Net	$ 205,300,000	155,700,000	167,600,000	139,600,000	97,000,000.0	40,000,000.0
Accident Year 2017 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	166,700,000	208,800,000	185,200,000	184,500,000	179,600,000	203,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,737
Cumulative paid claims and allocated claim adjustment expense, Net	$ 166,700,000	135,600,000	116,200,000	83,000,000.0	51,000,000.0	27,100,000
Accident Year 2017 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	447,700,000	595,500,000	500,400,000	511,700,000	529,400,000	550,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,953
Cumulative paid claims and allocated claim adjustment expense, Net	$ 447,700,000	433,700,000	437,100,000	413,500,000	355,400,000	123,000,000.0
Accident Year 2017 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	147,700,000	265,500,000	248,900,000	249,700,000	239,100,000	241,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	2,166
Cumulative paid claims and allocated claim adjustment expense, Net	$ 147,700,000	115,700,000	96,500,000	58,500,000	30,200,000	8,700,000
Accident Year 2017 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	325,900,000	364,200,000	361,100,000	372,100,000	388,400,000	375,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,336
Cumulative paid claims and allocated claim adjustment expense, Net	$ 325,900,000	314,400,000	303,800,000	268,900,000	237,400,000	$ 94,100,000
Accident Year 2018 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	177,300,000	196,200,000	182,200,000	198,100,000	196,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	8,308
Cumulative paid claims and allocated claim adjustment expense, Net	$ 177,300,000	173,000,000.0	176,100,000	153,600,000	60,300,000
Accident Year 2018 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	94,400,000	169,700,000	132,200,000	122,500,000	119,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	5,500
Cumulative paid claims and allocated claim adjustment expense, Net	$ 94,400,000	65,500,000	41,400,000	27,200,000	3,000,000.0
Accident Year 2018 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	169,700,000	238,800,000	207,900,000	207,100,000	170,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	5,153
Cumulative paid claims and allocated claim adjustment expense, Net	$ 169,700,000	154,700,000	132,600,000	104,300,000	26,700,000
Accident Year 2018 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	125,400,000	163,200,000	151,200,000	169,400,000	153,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	4,643
Cumulative paid claims and allocated claim adjustment expense, Net	$ 125,400,000	113,300,000	97,800,000	71,600,000	17,400,000
Accident Year 2018 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	304,500,000	571,000,000.0	356,000,000.0	362,800,000	323,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,780
Cumulative paid claims and allocated claim adjustment expense, Net	$ 304,500,000	315,300,000	296,800,000	290,100,000	122,100,000
Accident Year 2018 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	130,400,000	264,300,000	262,500,000	255,000,000.0	226,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	2,002
Cumulative paid claims and allocated claim adjustment expense, Net	$ 130,400,000	103,800,000	73,000,000.0	33,200,000	7,100,000
Accident Year 2018 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	342,100,000	419,500,000	390,300,000	391,900,000	392,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,403
Cumulative paid claims and allocated claim adjustment expense, Net	$ 342,100,000	328,500,000	312,200,000	279,000,000.0	$ 26,700,000
Accident Year 2019 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	107,800,000	104,100,000	126,500,000	122,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	6,852
Cumulative paid claims and allocated claim adjustment expense, Net	$ 107,800,000	99,300,000	88,600,000	48,000,000.0
Accident Year 2019 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	88,300,000	155,300,000	144,400,000	122,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	5,198
Cumulative paid claims and allocated claim adjustment expense, Net	$ 88,300,000	68,000,000.0	16,700,000	6,200,000
Accident Year 2019 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	124,000,000.0	151,100,000	152,800,000	145,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	3,662
Cumulative paid claims and allocated claim adjustment expense, Net	$ 124,000,000.0	117,500,000	72,400,000	33,400,000
Accident Year 2019 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	195,200,000	253,900,000	259,600,000	246,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	23,831
Cumulative paid claims and allocated claim adjustment expense, Net	$ 195,200,000	136,800,000	86,200,000	26,800,000
Accident Year 2019 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	203,600,000	358,700,000	249,600,000	237,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,399
Cumulative paid claims and allocated claim adjustment expense, Net	$ 203,600,000	191,400,000	143,900,000	28,100,000
Accident Year 2019 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	82,100,000	252,000,000.0	253,100,000	232,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,567
Cumulative paid claims and allocated claim adjustment expense, Net	$ 82,100,000	60,900,000	36,200,000	9,100,000
Accident Year 2019 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	423,600,000	397,400,000	493,400,000	470,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,537
Cumulative paid claims and allocated claim adjustment expense, Net	$ 423,600,000	398,800,000	379,600,000	$ 272,500,000
Accident Year 2020 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	205,100,000	195,900,000	199,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 24,400,000
Number of Reported Claims | Integer	7,542
Cumulative paid claims and allocated claim adjustment expense, Net	$ 150,100,000	122,900,000	60,100,000
Accident Year 2020 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	138,700,000	139,300,000	131,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 72,100,000
Number of Reported Claims | Integer	3,755
Cumulative paid claims and allocated claim adjustment expense, Net	$ 36,100,000	9,200,000	0
Accident Year 2020 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	125,700,000	111,200,000	110,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 17,500,000
Number of Reported Claims | Integer	3,856
Cumulative paid claims and allocated claim adjustment expense, Net	$ 88,600,000	66,400,000	28,500,000
Accident Year 2020 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	336,200,000	346,200,000	346,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 118,000,000.0
Number of Reported Claims | Integer	105,947
Cumulative paid claims and allocated claim adjustment expense, Net	$ 174,200,000	120,800,000	47,200,000
Accident Year 2020 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	348,900,000	402,100,000	317,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 81,000,000.0
Number of Reported Claims | Integer	1,379
Cumulative paid claims and allocated claim adjustment expense, Net	$ 237,300,000	165,500,000	41,800,000
Accident Year 2020 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	197,900,000	233,600,000	252,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 123,200,000
Number of Reported Claims | Integer	1,088
Cumulative paid claims and allocated claim adjustment expense, Net	$ 44,100,000	27,600,000	9,100,000
Accident Year 2020 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	374,100,000	600,000,000.0	412,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 53,100,000
Number of Reported Claims | Integer	1,470
Cumulative paid claims and allocated claim adjustment expense, Net	$ 290,400,000	269,600,000	$ 212,800,000
Accident Year 2021 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	199,500,000	204,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 38,200,000
Number of Reported Claims	6,583
Cumulative paid claims and allocated claim adjustment expense, Net	$ 118,600,000	58,200,000
Accident Year 2021 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	185,600,000	170,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 119,700,000
Number of Reported Claims	3,356
Cumulative paid claims and allocated claim adjustment expense, Net	$ 8,800,000	3,000,000.00
Accident Year 2021 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	96,100,000	93,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 18,300,000
Number of Reported Claims	4,863
Cumulative paid claims and allocated claim adjustment expense, Net	$ 52,300,000	23,500,000
Accident Year 2021 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	302,800,000	284,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 170,400,000
Number of Reported Claims	34,942
Cumulative paid claims and allocated claim adjustment expense, Net	$ 90,200,000	42,800,000
Accident Year 2021 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	472,700,000	647,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 196,900,000
Number of Reported Claims | Integer	1,411
Cumulative paid claims and allocated claim adjustment expense, Net	$ 233,200,000	75,000,000.0
Accident Year 2021 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	215,600,000	205,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 135,900,000
Number of Reported Claims | Integer	815
Cumulative paid claims and allocated claim adjustment expense, Net	$ 37,100,000	7,800,000
Accident Year 2021 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	151,600,000	156,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 55,800,000
Number of Reported Claims | Integer	1,276
Cumulative paid claims and allocated claim adjustment expense, Net	$ 53,200,000	$ 28,200,000
Accident Year 2022 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	163,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 62,900,000
Number of Reported Claims	4,171
Cumulative paid claims and allocated claim adjustment expense, Net	$ 40,800,000
Accident Year 2022 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	201,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 132,100,000
Number of Reported Claims	2,709
Cumulative paid claims and allocated claim adjustment expense, Net	$ 23,200,000
Accident Year 2022 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	107,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 58,800,000
Number of Reported Claims	3,810
Cumulative paid claims and allocated claim adjustment expense, Net	$ 24,900,000
Accident Year 2022 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	314,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 265,200,000
Number of Reported Claims	3,487
Cumulative paid claims and allocated claim adjustment expense, Net	$ 17,500,000
Accident Year 2022 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	392,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 266,700,000
Number of Reported Claims | Integer	950
Cumulative paid claims and allocated claim adjustment expense, Net	$ 65,500,000
Accident Year 2022 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	248,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 179,100,000
Number of Reported Claims | Integer	478
Cumulative paid claims and allocated claim adjustment expense, Net	$ 9,400,000
Accident Year 2022 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	193,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 107,900,000
Number of Reported Claims | Integer	969
Cumulative paid claims and allocated claim adjustment expense, Net	$ 25,800,000